Borrowings - Narrative (Details) $ in Thousands, $ in Millions			1 Months Ended			12 Months Ended
	Nov. 13, 2023 USD ($)	Aug. 16, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 20, 2018 USD ($)	Nov. 20, 2018 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 29, 2023	Dec. 26, 2023	Sep. 30, 2023	Aug. 18, 2023 USD ($)	Aug. 16, 2023 COP ($)	Mar. 31, 2023	Oct. 13, 2022 USD ($)	Jun. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)		Nov. 12, 2021 USD ($)
Borrowings (Details) [Line Items]
Loan amounts	$ 700			$ 35,000	$ 200,434
Range of Interest			3.75%									5.80%
Indebtedness indicator ratio						3.5
Short term leverage ratio			1.00			1.0
EBITDA Ratio Financial Expenses						3.0
Unpaid principal balance						$ 115	$ 115,000
Other borrowings																$ 8,672
Debt to EBITDA interest coverage ratio			3.50
Recognized liability amount			$ 115,000
Aggregate principal amount (as a percent)						4.75%
Issuance costs related						$ 2,142
Initial purchasers						1,390
Attorneys’ costs						752
Increase debt extinguishment amount			113,400
Deemed cost of shares issued			$ 1,600
EBITDA interest coverage ratio			3.00
Borrowings						268,389	257,898	[1]									$ 224,323	[1]
Total Notes						$ 115,000	115,000
NPA
Borrowings (Details) [Line Items]
Short term leverage ratio						3.0								1.60
Consolidated debt to consolidated EBITDA ratio						3.71
EBITDA interest coverage ratio						1.98			1.90		1.90			2.20
Total obligation of EBITDA														4.00
Total debt of EBITDA											4.30
Bottom of range
Borrowings (Details) [Line Items]
Range of Interest			4.75%
Top of range
Borrowings (Details) [Line Items]
Range of Interest			8.50%
Syndicated Loan Agreement
Borrowings (Details) [Line Items]
Unpaid principal balance							19,665
Minimum
Borrowings (Details) [Line Items]
Indebtedness indicator ratio						3.0
Maximum
Borrowings (Details) [Line Items]
Indebtedness indicator ratio						3.5
Syndicated term loan
Borrowings (Details) [Line Items]
Term loan payment period						5 years
Range of Interest						5.30%											5.30%
Syndicated Term Loan 2
Borrowings (Details) [Line Items]
Range of Interest																	4.80%
New Banco Credit Agreement
Borrowings (Details) [Line Items]
Range of Interest						8.50%
Other borrowings													$ 247,817
Prepayments		$ 5,486
Existing loans													$ 225,325
Credit agreement (in years)		6 years
Combined total assets and EBITDA rate		80.00%											80.00%
New Banco Credit Agreement | Debt Instrument, Covenant Period One
Borrowings (Details) [Line Items]
Debt to EBITDA interest coverage ratio		3.50											3.50
Consolidated EBITDA to consolidated interest expense ratio		3.00											3.00
New Banco Credit Agreement | Debt Instrument, Covenant Period Two
Borrowings (Details) [Line Items]
Debt to EBITDA interest coverage ratio		4.30											4.30
Consolidated EBITDA to consolidated interest expense ratio		1.90								1.90			1.90
Consolidated debt to consolidated EBITDA ratio						3.71
EBITDA interest coverage ratio						1.98
Borrowings						$ 62,894
New Banco Credit Agreement | Colombian Central Bank Reference Rate
Borrowings (Details) [Line Items]
Range of Interest		8.50%											8.50%
BTG Credit Agreement
Borrowings (Details) [Line Items]
Indebtedness indicator ratio						4.5										3.5
Unpaid principal balance							4,490
Finance expense of EBITDA						1.8										3
Other borrowings												$ 19,000			$ 19,000
BTG Credit Agreement | Debt Instrument, Covenant Period One
Borrowings (Details) [Line Items]
Debt to EBITDA interest coverage ratio												3.50
Consolidated EBITDA to consolidated interest expense ratio												3.00
BTG Credit Agreement | Debt Instrument, Covenant Period Two
Borrowings (Details) [Line Items]
Debt to EBITDA interest coverage ratio												4.30
Consolidated EBITDA to consolidated interest expense ratio												1.90
Consolidated debt to consolidated EBITDA ratio						3.71
EBITDA interest coverage ratio						1.98
Borrowings						$ 12,448
The Prudential Insurance Company Of America
Borrowings (Details) [Line Items]
Range of Interest						8.50%
Total Notes						$ 60,020	$ 60,020
The Prudential Insurance Company Of America | NPA
Borrowings (Details) [Line Items]
Range of Interest																			4.75%
Total Notes																			$ 115,000

[1]	Refer to Note 4. Independent Investigation and Restatement